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                                      December 1, 2004


EDGAR FILING
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U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re:   Heritage Income Trust
            File Nos. 033-30361 and 811-05853
            Post-Effective Amendment No. 22
            -------------------------------

Dear Sir or Madam:

      Pursuant to Section 8 (c) of the Securities Act of 1933, as amended ("1933 Act"), and Regulation C thereunder; and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Heritage Income Trust ("Trust") is Post-Effective Amendment No. 22 to the Trust's currently effective Registration Statement on Form N-1A. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

      The purposes of this filing are to (1) effect changes to the structure of the Trust's redemption fee; (2) include prospectus disclosure concerning the Trust's market timing guidelines and disclosure of portfolio holdings; (3) update certain performance information for the Trust; and (4) make certain non-material changes to the prospectus and Statement of Additional Information.

      The Trust requests that this filing be made effective February 1, 2005, pursuant to Rule 485(a)(1) under 1933 Act. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9044.


                                    Very truly yours,

                                    /s/ David Joire
                                    David Joire


cc:   Heritage Asset Management, Inc.